LONG-TERM DEBT - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 15,967	$ 13,390	$ 13,390
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	16,130		$ 14,404
2020
Disclosure of detailed information about borrowings [line items]
Long-term debt	0
2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450
2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	600
2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,753
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	600
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 11,727